UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2026 Term Loan (Details) - CAD ($) $ in Thousands	Dec. 12, 2018	Dec. 31, 2021	Dec. 31, 2020
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,434,136	$ 2,185,949
2026 Term Loan
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 300,000	$ 300,000
2026 Term Loan | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 300,000
Proceeds from term loan	300,000
Deferred financing costs	$ 1,500